Cash flow statement - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash flow statement [Abstract]
Cash and balances at central banks	£ 56,661	£ 62,705	£ 78,110
Less: mandatory reserve deposits	(37)	(21)	(1,930)
Bank balances at central banks other than mandatory reserve deposits	56,624	62,684	76,180
Loans and advances to banks and reverse repurchase agreements with banks	17,006	15,175	19,048
Less amounts with a maturity of three months or more	(13,037)	(7,043)	(6,390)
Loans and advances to banks current	3,969	8,132	12,658
Total cash and cash equivalents	60,593	70,816	88,838	£ 95,829
Cash and cash equivalents held by entity unavailable for use by group	£ 16	£ 23	£ 31